Exhibit 99.5 Schedule 1

ATR QM Data Fields

Loans in Report: 3

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
1052644151	XXXXXXXXXX	Not covered/exempt	No	No
1052751812	XXXXXXXXXX	Not covered/exempt	No	No
1052753075	XXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
3